Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions

Note 12. Related Party Transactions

See Note 5, Debt for details of promissory notes issued by the Company to certain investors of the Company (or an affiliate thereof).

See Note 9, Stock-based compensation for details of partial recourse promissory notes issued by the Company to certain executives and employees.

Note 15. Related Party Transactions

From August 1, 2018 through December 31, 2019, the founder of the Company participated in convertible notes financings in the amount of $11.8 million. Interest on the convertible notes accrued at the rate of 5% per annum. Accrued interest related to the convertible notes purchased by the founder for the years ended December 31, 2019 and 2020 totaled $0.6 million and $0.2 million, respectively. As of December 31, 2019 and 2020, the balance of the convertible notes owned by the founder was $11.8 million and $0 million, respectively. The founder participated on the same terms and conditions as all other investors.

Cox Enterprises is the parent company of Cox Automotive, a customer of the Company, and Cox Investment Holdings, Inc., a major investor of the Company. For the years ended December 31, 2019 and 2020, revenue from Cox Automotive totaled $0.1 million and less than $0.1 million, respectively. There were no accounts receivable outstanding as of December 31, 2019 and 2020.

See Note 11 Stock-based compensation for details of partial recourse promissory notes issued by the Company to certain executives and employees.

Colonnade Acquisition Corp.
Related Party Transactions

NOTE 6. RELATED PARTY TRANSACTIONS

Founder Shares

On June 30, 2020, the Sponsor paid an aggregate of $25,000 to cover certain offering costs of the Company in consideration for 5,750,000 of the Company’s Class B ordinary shares (the “Founder Shares”). The Founder Shares included an aggregate of up to 750,000 shares that were subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the number of Founder Shares would collectively represent 20% of the Company’s issued and outstanding shares upon the completion of the Initial Public Offering. On October 9, 2020, the underwriters’ election to exercise their over-allotment option expired unexercised, resulting in the forfeiture of 750,000 Founder Shares. Accordingly, as of December 31, 2020, there are 5,000,000 Founder Shares issued and outstanding (see Note 8).

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination; and (B) subsequent to a Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, amalgamation, share exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Administrative Services Agreement

The Company entered into an agreement whereby, commencing on August 21, 2020, the Company will pay the Sponsor $10,000 per month for office space, utilities, secretarial and administrative support services. Upon completion of a Business Combination or its liquidation, the Company will cease paying these monthly fees. For the period from June 4, 2020 (inception) through December 31, 2020, the Company incurred and paid $40,000 of such fees.

Due to Sponsor

The Sponsor advanced $600,000 to the Company in anticipation of the amount to be paid for the purchase of additional Private Placement Units in the event the underwriters’ exercised their over-allotment option. The advance was due on demand should the over-allotment option not be exercised by the underwriters. On September 23, 2020, the $600,000 was returned to the Sponsor as the over-allotment option was not exercised.

Promissory Note – Related Party

On June 30, 2020, the Sponsor agreed to loan the Company up to an aggregate amount of $300,000 to be used, in part, for transaction costs incurred in connection with the Initial Public Offering (the “Promissory Note”). The Promissory Note was non-interest bearing and payable on the earlier of (i) December 31, 2020 and (ii) the completion of the Initial Public Offering. The outstanding balance under the Note of $126,005 was repaid at the closing of the Initial Public Offering on August 25, 2020.

Private Placement Warrants

Simultaneously with the closing of the Public Offering, the Sponsor purchased an 6,000,000 Private Placement Warrants at a price of $1.0 per Private Placement Warrant, generating gross proceeds of $6,000,000.

Each whole Private Placement Warrant is exercisable for one whole share of Class A common stock at a price of $11.50 per share. A portion of the proceeds from the sale of the Private Placement Warrants to the Sponsor was added to the proceeds from the Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable for cash and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees.

The Sponsor and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the Business Combination.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of the notes may be converted upon completion of a Business Combination into warrants at a price of $1.00 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.